FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - ADARA ACQUISITION CORP	Dec. 31, 2022 Y $ / shares	Dec. 31, 2021 Y $ / shares	Feb. 11, 2021 Y $ / shares
Public Warrants | Market price of public stock
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			9.54
Public Warrants | Term (in years)
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input | Y			5.00
Public Warrants | Volatility
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			0.171
Public Warrants | Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			0.0052
Public Warrants | Dividend Yield
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			0.0000
Public Warrants | Exercise price
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			11.50
Public Warrants | One-touch hurdle
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			18.15
Private Placement Warrants | Market price of public stock
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			9.54
Private Placement Warrants | Term (in years)
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input | Y			5.00
Private Placement Warrants | Volatility
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			0.171
Private Placement Warrants | Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			0.0052
Private Placement Warrants | Dividend Yield
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			0.0000
Private Placement Warrants | Exercise price
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input			11.50
Representative Warrants | Market price of public stock
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	10.18	9.79	9.54
Representative Warrants | Term (in years)
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input | Y	5.00	5.00	5.00
Representative Warrants | Volatility
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	0.018	0.109	0.171
Representative Warrants | Risk-free rate
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	0.0425	0.0118	0.0036
Representative Warrants | Dividend Yield
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	0.0000	0.0000	0.0000
Representative Warrants | Exercise price
FAIR VALUE MEASUREMENTS
Derivative liability, measurement input	11.50	11.50	11.50